Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 29, 2014	Dec. 29, 2013
Fair Value Measurement

(12) Fair Value Measurement

Fair value measurements and disclosures require the use of valuation techniques to measure fair value that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized as follows:

•	Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities.

•	Level 2: Inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities or market corroborated inputs.

•	Level 3: Unobservable inputs for which there is little or no market data and which require the Company to develop their own assumptions about how market participants price the asset or liability.

The valuation techniques that may be used to measure fair value are as follows:

•	Market approach – Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities.

•	Income approach – Uses valuation techniques to convert future amounts to a single present amount based on current market expectation about those future amounts.

•	Cost approach – Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).

The following table presents financial assets and liabilities measured or disclosed at fair value on a recurring basis for the periods presented:

	Fair Value Measurements at Reporting Date Using			Total Fair Value Measurements	Valuation Technique
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
As of December 29, 2013
Assets
Cash and cash equivalents	$31,811	$—	$—	$31,811	Income
Restricted cash	6,477	—	—	6,477	Income
As of June 29, 2014
Assets
Cash and cash equivalents	$31,347	$—	$—	$31,347	Income
Restricted cash	6,477	—	—	6,477	Income

Certain assets are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment).

During the quarter ended September 29, 2013, the Company consolidated the assets and liabilities of Local Media under the purchase method of accounting. Accordingly, the assets acquired and liabilities assumed were recorded at their fair value. Property plant and equipment was valued using Level 2 inputs and mastheads and goodwill were valued using Level 3 inputs. Refer to Note 3 for discussion of the valuation techniques and significant inputs and assumptions utilized and the fair value recognized.

During the quarter ended December 29, 2013, the Company applied fresh start accounting which resulted in its assets and liabilities being recorded at their fair values utilizing Level 3 inputs as of November 6, 2013.

During the quarter ended March 30, 2014, the Company consolidated the assets and liabilities of the other acquisition under the purchase method of accounting. Accordingly, the assets acquired and liabilities assumed were recorded at their fair value. Property plant and equipment was valued using Level 2 inputs and mastheads and goodwill were valued using Level 3 inputs.

(19) Fair Value Measurement

The Company measures and records in the accompanying consolidated financial statements certain assets and liabilities at fair value on a recurring basis. ASC 820 establishes a fair value hierarchy for those instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs).

These inputs are prioritized as follows:

•	Level 1: Observable inputs such as quoted prices in active markets for identical assets or liabilities;

•	Level 2: Inputs other than quoted prices included within Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities or market corroborated inputs; and

•	Level 3: Unobservable inputs for which there is little or no market data and which require us to develop our own assumptions about how market participants price the asset or liability.

The valuation techniques that may be used to measure fair value are as follows:

•	Market approach—Uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities;

•	Income approach—Uses valuation techniques to convert future amounts to a single present amount based on current market expectation about those future amounts;

•	Cost approach—Based on the amount that currently would be required to replace the service capacity of an asset (replacement cost).

The following table provides information for the Company’s major categories of financial assets and liabilities measured or disclosed at fair value on a recurring basis:

	Fair Value Measurements at Reporting Date Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements	Valuation Technique
Predecessor, as of December 30, 2012
Assets
Cash and cash equivalents	$34,527	$—	$—	$34,527	Income
Restricted cash	6,467	—	—	6,467	Income
Liabilities
Derivatives (1)	$—	$—	$45,724	$45,724	Income
Predecessor, as of November 6, 2013
Assets
Cash and cash equivalents	$20,718	$—	$—	$20,718	Income
Restricted cash	6,716	—	—	6,716	Income
Liabilities
Derivatives (1)(2)	$—	$—	$—	$—	Income
Successor, as of December 29, 2013
Assets
Cash and cash equivalents	$31,811	$—	$—	$31,811	Income
Restricted cash	6,477	—	—	6,477	Income

(1)	The Predecessor Company’s fair value of its interest-rate swaps was determined using a discounted cash flow method and the following significant inputs: the remaining term of the swap, the notional amount of the swap (ranging from $75,000 to $250,000), discount rates interpolated based on the one month LIBOR swap curves, the rate on the fixed leg of the swap, and a credit value adjustment to consider the likelihood of the Company’s nonperformance. The pricing model used was consistently applied and reflected the contractual terms of the derivatives as described above. In determining an appropriate spread to reflect its credit standing, the Predecessor Company considered credit default swap pricing on debt with similar credit risks and maturities. Therefore, the Predecessor Company’s interest-rate swaps are classified within Level 3 of the fair value hierarchy. An increase in the one month LIBOR and/or an increase in the credit default swap price would result in a decrease to fair value. A decrease in the one month LIBOR curve and/or a decrease in the credit default swap price would result in an increase to fair value.
(2)	The Company recognized $2,041 in reorganization items, net to adjust the fair value of derivatives to the allowed claim.

The following tables reflect the activity of our derivative liabilities measured at fair value using significant unobservable inputs (Level 3) for year ended December 29, 2013:

Derivative Liabilities
Balance as of December 30, 2012, Predecessor Company	$45,724
Total (gains) losses, net:
Included in earnings	14
Included in other comprehensive income	(19,339)
Included in reorganization items, net	2,041

Balance as of November 6, 2013, Predecessor Company	$28,440
Reclassification to liabilities subject to compromise	(28,440)

Balance as of December 29, 2013, Successor Company	$—

Certain assets are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments only in certain circumstances (for example, when there is evidence of impairment). During the quarter ended April 1, 2012, goodwill was written down to implied fair value using Level 3 inputs. The valuation techniques and significant inputs and assumptions utilized to measure fair value are discussed in Note 8.

During the twelve months ended December 30, 2012, the Company recorded an impairment charge in the amount of $2,128 related to property, plant and equipment and certain intangible assets which were classified as held for sale. The Company used assessed values and current market data, Level 2 inputs, to determine the fair value.

During the quarter ended September 29, 2013, the Company consolidated the assets and liabilities of Local Media under the purchase method of accounting. Accordingly, the assets acquired and liabilities assumed were recorded at their fair value. Property plant and equipment was valued using Level 2 inputs and mastheads and goodwill were valued using Level 3 inputs. Refer to Note 4 for discussion of the valuation techniques and significant inputs and assumptions utilized and the fair value recognized.

During the quarter ended September 29, 2013, certain intangible assets were written down to their implied fair value using Level 3 inputs. The valuation techniques and significant inputs and assumptions utilized to measure fair value are discussed in Note 8. The fair value of select advertiser relationships was $19,120, subscriber relationships $5,310, customer relationships $270, trade names was $270, and publication rights was $0 at September 29, 2013.

During the quarter ended December 29, 2013, the Company applied fresh start accounting which resulted in its assets and liabilities being recorded at their fair values utilizing Level 3 inputs as of November 6, 2013. The valuation techniques and significant inputs and assumptions utilized to measure fair value are discussed in Note 3.

Refer to Note 11 for the discussion on the fair value of the Company’s total long-term debt.

Refer to Note 16 for the discussion on the fair value of the Company’s pension plan.